CRYPTOCURRENCY ASSETS - Schedule of units, cost basis, and fair value of cryptocurrency assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CRYPTOCURRENCY ASSETS
Cost Basis	$ 9,308	$ 8,985
Fair Value	$ 6,978	$ 9,581
Solana
CRYPTOCURRENCY ASSETS
Units	44,700
Cost Basis	$ 7,956
Fair Value	$ 5,582
Bitcoin
CRYPTOCURRENCY ASSETS
Units	11	19
Cost Basis	$ 980	$ 1,473
Fair Value	$ 976	$ 1,831
Ethereum
CRYPTOCURRENCY ASSETS
Units	122	1,246
Cost Basis	$ 315	$ 3,415
Fair Value	363	$ 4,181
USDT
CRYPTOCURRENCY ASSETS
Units		932,333
Cost Basis		$ 932
Fair Value		$ 932
Dogecoin
CRYPTOCURRENCY ASSETS
Units		7,605,910
Cost Basis		$ 2,915
Fair Value		$ 2,383
Litecoin
CRYPTOCURRENCY ASSETS
Units		1,770
Cost Basis		$ 192
Fair Value		176
Other cryptocurrency assets
CRYPTOCURRENCY ASSETS
Cost Basis	57	58
Fair Value	$ 57	$ 78